Selected Quarterly Financial Data - Unaudited (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selected Quarterly Financial Information [Abstract]
Revenues	$ 11,694	$ 11,373	$ 11,329	$ 10,953	$ 10,121	$ 8,412	$ 8,333	$ 7,836	$ 45,349	$ 34,701	$ 29,713
Gross margin	2,578	2,864	2,775	2,534	2,041	1,586	1,819	1,791
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	657	958	1,183	712	(240)	318	541	598	3,510	1,216	1,313
Net (loss) income from discontinued operations	486	190	717	634	926	920	1,507	699	2,027	4,053	3,239
Net income attributable to common shareowners	$ 1,143	$ 1,148	$ 1,900	$ 1,346	$ 686	$ 1,238	$ 2,048	$ 1,297	$ 5,537	$ 5,269	$ 4,552
Net income from continuing operations attributable to common shareowners	$ 0.77	$ 1.12	$ 1.38	$ 0.84	$ (0.29)	$ 0.40	$ 0.68	$ 0.76	$ 4.11	$ 1.52	$ 1.66
Net (loss) income from discontinued operations	0.56	0.22	0.84	0.74	1.12	1.16	1.91	0.88	2.37	5.06	4.10
Earnings Per Share of Common Stock - Basic and Diluted:
Basic - net income	1.33	1.34	2.22	1.58	0.83	1.56	2.59	1.64	6.48	6.58	5.76
Net income from continuing operations attributable to common shareowners	0.76	1.11	1.37	0.83	(0.29)	0.39	0.68	0.75	4.06	1.50	1.64
Net (loss) income from discontinued operations	0.56	0.22	0.83	0.73	1.12	1.15	1.88	0.87	2.35	5.00	4.06
Diluted - net income	$ 1.32	$ 1.33	$ 2.20	$ 1.56	$ 0.83	$ 1.54	$ 2.56	$ 1.62	$ 6.41	$ 6.50	$ 5.70